Summary of Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) shares in Thousands	12 Months Ended
Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	937
Granted	397
Vested	(340)
Forfeited	(101)
Unvested the end of the year	893